CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		105 Months Ended	111 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Feb. 28, 2014
Cash flows used in operating activities
Net Income (loss)	$ (472,213)	$ (191,108)	$ (730,904)	$ (1,009,735)	$ (6,124,658)	$ (6,596,871)
Changes to reconcile net loss to net cash used in operating activities
Consulting - Stock based compensation	133,214	0	0	66,953	657,250	790,464
Depletion	0	0	0	0	298,489	298,489
Write down in carrying value of oil and gas properties	0	0	0	0	293,436	293,436
Stock issued for mineral resource and oil and gas property	0	0	0	0	37,500	37,500
Write down of oil and gas properties	0	0	337,843	0	2,919,511	2,919,511
Gain on disposition of oil and gas properties	0	0	0	0	(522,976)	(522,976)
Fair value of warrants liabilities	0	(9,789)	(9,789)	(291,003)	(896,019)	(896,019)
Gain on owned securities	0	3,750	3,750	312,168	283,082	283,082
Equity pick-up	8,982	850	850	4,824	17,744	26,726
Impairment of long term investments	0	0	55,931	197,910	253,841	253,841
Imputed interest	0	0	0	0	17,396	17,396
Accrued loan interest	0	0	0	0	17,928	17,928
Other non-cash activities	0	0	0	2,958	30,153	30,153
Change in non-cash working capital items:
Accounts receivable	(5,900)	20,713	46,456	(22,439)	(2,519)	(8,420)
Prepaid expenses and deposit	83	393	3,818	33,534	17,371	17,455
Accounts payable and accrued liabilities	(69,077)	70,697	228,158	111,888	336,689	267,612
Deferred charges			0	29,038	0
Due to related parties	12,062	36,499	(8,864)	72,000	154,273	166,335
Net cash (used in) operating activities	(392,849)	(67,995)	(72,751)	(491,904)	(2,211,509)	(2,604,358)
Cash flows from (used in) investing activities
Proceeds from sale of marketable securities	0	0	0	56,241	56,241	56,241
Oil and gas properties acquisition and divestment	0	0	0	0	(345,180)	(345,180)
Proceeds from sale of oil and gas interests	0	0	0	0	521,545	521,545
Mineral resource properties acquisition	0	(40,500)	(40,000)	(104,798)	(231,843)	(231,843)
Investment in GSWPS	0	0	0	0	(103,500)	(103,500)
Investment in Pro Eco	10,004	0	0	0	(45,000)	(34,996)
Investment in Medical Marijuana Operations	(716,610)	0				(716,610)
Cash provided in connection with business acquisition	0	0	0	0	201,028	201,028
Net cash from (used in) investing activities	(706,606)	(40,500)	(40,000)	(48,557)	53,291	(653,315)
Cash flows from financing activities
Promissory notes - related party	(47,380)	0	0	50,045	50,045	2,665
Net Proceeds from Options exercised	44,250	0				44,250
Net Proceeds from Warrants exercised	216,100	0				216,100
Net proceeds from subscriptions received	1,855,460	100,400	100,400	240,956	2,109,514	3,964,974
Net cash from financing activities	2,068,430	100,400	100,400	291,001	2,159,559	4,227,989
Increase (Decrease) in cash and cash equivalents	968,975	(8,095)	(12,351)	(249,460)	1,341	970,316
Cash and cash equivalents, beginning of period	1,341	13,692	13,692	263,152	0	0
Cash and cash equivalents, end of period	970,316	5,597	1,341	13,692	1,341	970,316
Supplemental information of cash flows
Interest paid in cash	0	0	0	0	0	0
Income taxes paid in cash	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0